Document and Entity Information	Feb. 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001842883
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	First Reserve Sustainable Growth Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40169
Entity Tax Identification Number	86-1662498
Entity Address, Address Line One	262 Harbor Drive
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	661-6601
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Fourth Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one warrant
Trading Symbol	FRSGU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common stock, par value $0.0001 per share
Trading Symbol	FRSG
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Class A Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	FRSGW
Security Exchange Name	NASDAQ